Income Taxes (Schedule of Temporary Differences of Tax Effects to Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Accrued postretirement and postemployment benefits	$ 264	$ 279
Accrued pension costs	135	262
Inventory	170	135
Accrued liabilities	139	150
Foreign exchange	146	52
Other	144	139
Total deferred income tax assets	998	1,017
Deferred income tax liabilities:
Trade names	(738)	(816)
Property, plant and equipment	(311)	(320)
Unremitted earnings	(735)	(845)
Total deferred income tax liabilities	(1,784)	(1,981)
Net deferred income tax liabilities	$ (786)	$ (964)